Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income taxes [Abstract]
Disclosure Of Detailed Information About Components Of Income Taxes Explanatory
	For the Year Ended December 31,
	2022	2021		2020
	$Thousands
Current taxes on income
In respect of current year	39,559	6,892	*	734
In respect of prior years	-	-		1
Deferred tax expense/(income)
Creation and reversal of temporary differences	(1,579)	(2,567	)*	3,963
Total tax expense on income	37,980	4,325		4,698

* The Group made an immaterial correction of reclassification error of $21 million in income taxes on income and deferred tax income as at December 31, 2021.

Disclosure Of Detailed Information About Reconciliation Between Theoretical Tax Expense Benefit On Pre Tax Income Loss And Actual Income Tax Expenses Explanatory
	For the Year Ended December 31,
	2022	2021	2020
	$ Thousands
Profit from continuing operations before income taxes	387,639	879,642	500,447
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	65,899	149,539	85,076

(Decrease) increase in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in profit of associated companies	(45,464)	(190,539)	(27,353)
Different tax rate applicable to subsidiaries operating overseas	6,429	(9,297)	-
Income subject to tax at a different tax rate	116	-	441
Non-deductible expenses	158,811	44,851	1,028
Exempt income	(164,822)	(23,937)	(61,415)
Taxes in respect of prior years	(739)	(361)	1
Tax in respect of foreign dividend	18,447	28,172	-
Share of non-controlling interests in entities transparent for tax purposes	(1,082)	5,528	-
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	511	95	7,647
Other differences	(126)	274	(727)
Tax expense on income included in the statement of profit and loss	37,980	4,325	4,698

Schedule of Deferred Tax Assets and Liabilities Recognized

	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ Thousands
Balance of deferred tax (liability) asset as at January 1, 2021	(95,674)	1,691	1,816	5,205	(86,962)
Changes recorded on the statement of profit and loss	(23,591)	106,643	49	(80,534)	2,567
Changes recorded in other comprehensive income	-	-	(423)	(2,847)	(3,270)
Change as a result of sale of subsidiary	(4,050)	2,882	(232)	(5,350)	(6,750)
Translation differences	(3,915)	1,126	50	(27)	(2,766)
Balance of deferred tax (liability) asset as at December 31, 2021	(127,230)	112,342	1,260	(83,553)	(97,181)
Changes recorded on the statement of profit and loss	(20,103)	8,116	(235)	13,801	1,579
Changes recorded in other comprehensive income	-	-	(2,657)	(4,439)	(7,096)
Translation differences	14,615	(4,370)	(103)	(147)	9,995
Balance of deferred tax (liability) asset as at December 31, 2022	(132,718)	116,088	(1,735)	(74,338)	(92,703)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

Disclosure Of Detailed Information About Deferred Taxes Are Presented In Statements Of Financial Position Explanatory

	As at December 31,
	2022	2021
	$ Thousands
As part of non-current assets	6,382	19,016	*
As part of current liabilities	(1,285)	(21,117)
As part of non-current liabilities	(97,800)	(95,080	)*
	(92,703)	(97,181)

* The Group made an immaterial correction of classification error of $30 million in non-current deferred taxes from assets to liabilities as at December 31, 2021.

Disclosure Of Detailed Information About Tax And Deferred Tax Liabilities Explanatory
	As at December 31,
	2022	2021
	$ Thousands
Losses for tax purposes	153,907	167,758